Annual Operating Expenses {- Fidelity® Total International Equity Fund} - 10.31 Fidelity International Growth & Total International Equity Retail Combo PRO-08 - Fidelity® Total International Equity Fund - Fidelity Total International Equity Fund-Retail Class
	Dec. 30, 2020
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.87%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.47%
Total annual operating expenses	1.34%
Fee waiver and/or expense reimbursement	0.24%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.10%

[1]

(a)Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 1.10% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of Fidelity® Total International Equity Fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2022 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.